Undiscovered Managers Behavioral Value Fund
Schedule of Portfolio Investments as of September 30, 2024
(Unaudited)
THE “UNAUDITED MUTUAL FUNDS HOLDINGS” LIST (“the
List”) IS TO BE USED FOR REPORTING PURPOSES ONLY. IT IS
NOT TO BE REPRODUCED FOR USE AS ADVERTISING OR
SALES LITERATURE WITH THE GENERAL PUBLIC. The list is
submitted for the general information of the shareholders of the Fund.
It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Holdings are available 60 days after the fund’s fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center.
The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

JPMorgan Asset Management is the marketing name for the asset management business of J.P. Morgan Chase & Co.
J.P. Morgan Distribution Services, Inc., member FINRA.
© J.P. Morgan Chase & Co., 2024.

Undiscovered Managers Behavioral Value Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2024 (Unaudited)

INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — 94.7%
Aerospace & Defense — 0.4%
Mercury Systems, Inc. *	1,028	38,035
Automobile Components — 0.5%
American Axle & Manufacturing Holdings, Inc. *	2,801	17,312
Gentherm, Inc. *	785	36,512
		53,824
Banks — 18.4%
Brookline Bancorp, Inc.	3,982	40,177
Citizens Financial Group, Inc.	6,518	267,690
Cullen/Frost Bankers, Inc.	130	14,495
CVB Financial Corp.	1,737	30,956
East West Bancorp, Inc.	286	23,660
First Citizens BancShares, Inc., Class A	77	141,762
First Hawaiian, Inc.	5,007	115,924
FNB Corp.	17,869	252,137
Hope Bancorp, Inc.	5,864	73,653
KeyCorp	21,756	364,407
Old National Bancorp	15,243	284,426
Simmons First National Corp., Class A	1,301	28,028
United Bankshares, Inc.	1,296	48,083
Valley National Bancorp	7,470	67,676
WaFd, Inc.	3,142	109,512
		1,862,586
Beverages — 1.6%
Primo Water Corp.	6,526	164,782
Building Products — 2.9%
Armstrong World Industries, Inc.	688	90,463
JELD-WEN Holding, Inc. *	4,178	66,047
Resideo Technologies, Inc. *	6,545	131,820
		288,330
Capital Markets — 0.2%
Janus Henderson Group plc	531	20,229
Chemicals — 3.1%
Cabot Corp.	1,012	113,121
Koppers Holdings, Inc.	1,026	37,484
Olin Corp.	3,424	164,268
		314,873
Commercial Services & Supplies — 2.7%
ABM Industries, Inc.	1,048	55,310
Brink's Co. (The)	1,472	170,228
MillerKnoll, Inc.	1,853	45,872
		271,410
Construction & Engineering — 1.6%
Granite Construction, Inc.	2,026	160,634

Undiscovered Managers Behavioral Value Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2024 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Containers & Packaging — 7.0%
Berry Global Group, Inc.	3,809	258,961
Crown Holdings, Inc.	793	76,024
Graphic Packaging Holding Co.	8,655	256,093
Greif, Inc., Class A	1,035	64,849
Silgan Holdings, Inc.	1,063	55,805
		711,732
Diversified Consumer Services — 0.4%
Frontdoor, Inc. *	720	34,553
Diversified REITs — 0.5%
Alexander & Baldwin, Inc.	1,057	20,298
Broadstone Net Lease, Inc.	1,703	32,276
		52,574
Electric Utilities — 3.2%
Portland General Electric Co.	2,851	136,566
TXNM Energy, Inc.	4,151	181,672
		318,238
Electrical Equipment — 0.8%
Sensata Technologies Holding plc	2,307	82,726
Energy Equipment & Services — 0.8%
Patterson-UTI Energy, Inc.	7,699	58,902
TETRA Technologies, Inc. *	6,267	19,426
		78,328
Financial Services — 1.3%
NCR Atleos Corp. *	2,020	57,627
Radian Group, Inc.	2,227	77,250
		134,877
Food Products — 1.1%
Flowers Foods, Inc.	1,232	28,431
Nomad Foods Ltd. (United Kingdom)	4,328	82,482
		110,913
Gas Utilities — 4.3%
Southwest Gas Holdings, Inc.	1,236	91,203
Spire, Inc.	2,884	194,060
UGI Corp.	6,134	153,463
		438,726
Health Care Equipment & Supplies — 6.0%
Dentsply Sirona, Inc.	9,201	248,975
Envista Holdings Corp. *	3,723	73,567
ICU Medical, Inc. *	1,217	221,662
Integra LifeSciences Holdings Corp. *	3,445	62,599
		606,803

Undiscovered Managers Behavioral Value Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2024 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Health Care Providers & Services — 2.2%
AMN Healthcare Services, Inc. *	1,263	53,534
Ensign Group, Inc. (The)	1,167	167,890
		221,424
Health Care REITs — 2.9%
Healthpeak Properties, Inc.	12,894	294,892
Health Care Technology — 0.2%
Veradigm, Inc. * (a)	2,111	20,479
Hotel & Resort REITs — 0.9%
Chatham Lodging Trust	2,316	19,729
Pebblebrook Hotel Trust	5,702	75,439
		95,168
Hotels, Restaurants & Leisure — 0.8%
Marriott Vacations Worldwide Corp.	1,127	82,831
Household Durables — 0.1%
Tri Pointe Homes, Inc. *	252	11,432
Household Products — 0.5%
Energizer Holdings, Inc.	1,411	44,799
Insurance — 8.4%
Assured Guaranty Ltd.	965	76,717
Axis Capital Holdings Ltd.	1,415	112,685
CNO Financial Group, Inc.	3,564	125,084
Enstar Group Ltd. *	245	78,698
Horace Mann Educators Corp.	2,112	73,820
James River Group Holdings Ltd.	1,790	11,224
Kemper Corp.	3,185	195,113
White Mountains Insurance Group Ltd.	105	178,189
		851,530
Machinery — 5.5%
AGCO Corp.	2,211	216,351
Hillenbrand, Inc.	3,246	90,247
Hyster-Yale, Inc.	186	11,842
John Bean Technologies Corp.	651	64,155
Kennametal, Inc.	1,269	32,909
Terex Corp.	948	50,139
Timken Co. (The)	1,055	88,978
		554,621
Marine Transportation — 0.9%
Matson, Inc.	635	90,497
Media — 0.3%
TEGNA, Inc.	2,132	33,635

Undiscovered Managers Behavioral Value Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2024 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Multi-Utilities — 1.4%
Black Hills Corp.	1,424	87,061
Northwestern Energy Group, Inc.	1,030	58,907
		145,968
Oil, Gas & Consumable Fuels — 3.1%
Devon Energy Corp.	6,027	235,774
Range Resources Corp.	2,534	77,963
		313,737
Professional Services — 3.9%
Concentrix Corp.	1,711	87,708
Dun & Bradstreet Holdings, Inc.	6,942	79,900
Genpact Ltd.	1,733	67,939
Maximus, Inc.	996	92,793
Science Applications International Corp.	509	70,904
		399,244
Real Estate Management & Development — 0.3%
Cushman & Wakefield plc *	1,845	25,148
Retail REITs — 1.2%
Kite Realty Group Trust	4,654	123,620
Software — 1.4%
NCR Voyix Corp. *	4,917	66,729
Verint Systems, Inc. *	2,916	73,858
		140,587
Specialized REITs — 0.3%
Rayonier, Inc.	867	27,886
Specialty Retail — 1.0%
Advance Auto Parts, Inc.	2,548	99,346
Textiles, Apparel & Luxury Goods — 1.4%
Carter's, Inc. (a)	451	29,315
Columbia Sportswear Co.	421	35,030
Hanesbrands, Inc. * (a)	10,857	79,794
		144,139
Trading Companies & Distributors — 1.2%
Beacon Roofing Supply, Inc. *	466	40,308
MRC Global, Inc. *	3,436	43,768
MSC Industrial Direct Co., Inc., Class A	482	41,519
		125,595
Total Common Stocks (Cost $7,300,141)		9,590,751
Short-Term Investments — 5.5%
Investment Companies — 5.3%
JPMorgan Prime Money Market Fund Class IM Shares, 4.97% (b) (c) (Cost $540,320)	540,135	540,459

Undiscovered Managers Behavioral Value Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2024 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Short-Term Investments — continued
Investment of Cash Collateral from Securities Loaned — 0.2%
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 4.91% (b) (c) (Cost $17,504)	17,504	17,504
Total Short-Term Investments (Cost $557,824)		557,963
Total Investments — 100.2% (Cost $7,857,965)		10,148,714
Liabilities in Excess of Other Assets — (0.2)%		(15,320)
NET ASSETS — 100.0%		10,133,394

Percentages indicated are based on net assets.

Abbreviations
REIT	Real Estate Investment Trust

*	Non-income producing security.
(a)	The security or a portion of this security is on loan at September 30, 2024. The total value of securities on loan at September 30, 2024 is $16,970.
(b)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(c)	The rate shown is the current yield as of September 30, 2024.

Undiscovered Managers Behavioral Value Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2024 (Unaudited) (continued)
(Dollar values in thousands)
A. Valuation of Investments— Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund's valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.
Under Section 2(a)(41) of the Investment Company Act of 1940, the Board is required to determine fair value for securities that do not have readily available market quotations. Under SEC Rule 2a-5 (Good Faith Determinations of Fair Value), the Board may designate the performance of these fair valuation determinations to a valuation designee. The Board has designated the Adviser as the “Valuation Designee” to perform fair valuation determinations for the Fund on behalf of the Board subject to appropriate oversight by the Board. The Adviser, as Valuation Designee, leverages the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to help oversee and carry out the policies for the valuation of investments held in the Fund. The Adviser, as Valuation Designee, remains responsible for the valuation determinations.
This oversight by the AVC includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.
Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date.
Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.
Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.
The various inputs that are used in determining the valuation of the Fund's investments are summarized into the three broad levels listed below.
•
Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.
•
Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.
•
Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund's assumptions in determining the fair value of investments).
A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.
The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$10,148,714	$—	$—	$10,148,714

(a)	Please refer to the SOI for specifics of portfolio holdings.
B. Investment Transactions with Affiliates— The Fund invested in Underlying Fund advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuers listed in the table below to be affiliated issuers.

Undiscovered Managers Behavioral Value Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2024 (Unaudited) (continued)
(Dollar values in thousands)
The Underlying Funds’ distributions may be reinvested into such Underlying Funds. Reinvestment amounts are included in the purchases at cost amounts in the table below.

For the period ended September 30, 2024
Security Description	Value at June 30, 2024	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at September 30, 2024	Shares at September 30, 2024	Dividend Income	Capital Gain Distributions
JPMorgan Prime Money Market Fund Class IM Shares, 4.97% (a) (b)	$67,128	$1,424,406	$951,289	$75	$139	$540,459	540,135	$5,071	$—
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 4.91% (a) (b)	23,985	42,862	49,345	1	1	17,504	17,504	321	—
JPMorgan U.S. Government Money Market Fund Class IM Shares, 5.22% (a) (b)	3,072	9,447	12,519	—	—	—	—	36	—
Total	$94,185	$1,476,715	$1,013,153	$76	$140	$557,963		$5,428	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of September 30, 2024.